Quarterly Holdings Report
for
Fidelity Advisor® Strategic Income Fund
September 30, 2021
SI-NPRT3-1121
1.808792.117
Corporate Bonds - 29.3%
		Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		2,334	7,563
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		1,352	4,828
			12,391
Nonconvertible Bonds - 29.2%
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 2.4%
Altice France SA:
5.125% 7/15/29(d)		38,465	37,774
5.5% 1/15/28(d)		13,345	13,471
5.5% 10/15/29(d)(e)		20,985	20,773
7.375% 5/1/26(d)		27,675	28,719
8.125% 2/1/27(d)		4,495	4,837
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		21,480	22,581
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		3,300	3,238
5.625% 9/15/28(d)		2,610	2,619
Frontier Communications Holdings LLC:
5% 5/1/28(d)		11,730	12,317
5.875% 10/15/27(d)		6,300	6,694
6.75% 5/1/29(d)		7,510	7,914
Lumen Technologies, Inc. 5.375% 6/15/29 (d)		7,120	7,265
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27(d)(e)		2,800	2,800
6% 2/15/28(d)		2,355	2,342
10.75% 6/1/28(d)		3,695	4,157
Qwest Corp. 7.25% 9/15/25		955	1,137
Sable International Finance Ltd. 5.75% 9/7/27 (d)		12,405	13,025
Sprint Capital Corp.:
6.875% 11/15/28		78,162	100,047
8.75% 3/15/32		39,078	58,377
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		9,200	9,665
Virgin Media Finance PLC 5% 7/15/30 (d)		14,025	14,325
Windstream Escrow LLC 7.75% 8/15/28 (d)		24,965	26,075
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		9,545	9,499
			409,651
Entertainment - 0.1%
Netflix, Inc. 4.875% 4/15/28		13,960	16,089

Media - 3.0%
Altice Financing SA:
5% 1/15/28(d)		6,470	6,239
5.75% 8/15/29(d)		11,270	10,956
Block Communications, Inc. 4.875% 3/1/28 (d)		4,405	4,504
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		10,205	10,382
4.5% 8/15/30(d)		16,805	17,338
4.5% 5/1/32		6,745	6,947
4.75% 3/1/30(d)		51,010	53,330
5% 2/1/28(d)		54,720	57,122
5.125% 5/1/27(d)		42,005	43,740
5.375% 6/1/29(d)		34,085	36,812
Clear Channel International BV 6.625% 8/1/25 (d)		9,800	10,204
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)		5,745	5,975
CSC Holdings LLC:
4.5% 11/15/31(d)		14,440	14,260
5% 11/15/31(d)		4,330	4,150
5.375% 2/1/28(d)		13,855	14,478
5.75% 1/15/30(d)		27,735	28,199
6.5% 2/1/29(d)		15,380	16,656
7.5% 4/1/28(d)		3,800	4,107
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		24,690	16,295
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(d)		7,310	7,529
6.75% 10/15/27(d)		6,785	7,192
Nexstar Broadcasting, Inc.:
4.75% 11/1/28(d)		13,395	13,895
5.625% 7/15/27(d)		14,270	15,097
Quebecor Media, Inc. 5.75% 1/15/23		14,205	15,022
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.5% 9/15/28 (d)		6,500	6,628
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		1,655	1,661
Sirius XM Radio, Inc.:
3.125% 9/1/26(d)		4,235	4,293
3.875% 9/1/31(d)		5,645	5,514
4% 7/15/28(d)		11,260	11,450
5% 8/1/27(d)		8,740	9,133
Townsquare Media, Inc. 6.875% 2/1/26 (d)		3,305	3,467
Univision Communications, Inc. 4.5% 5/1/29 (d)		5,760	5,854
Videotron Ltd. 5.125% 4/15/27 (d)		7,325	7,581
Ziggo Bond Co. BV:
5.125% 2/28/30(d)		3,375	3,460
6% 1/15/27(d)		7,930	8,198
Ziggo BV:
4.875% 1/15/30(d)		4,805	4,939
5.5% 1/15/27(d)		14,342	14,826
			507,433
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA:
5.5% 8/1/23(f)		4,060	2,263
8% 2/15/24(d)		12,960	13,300
Millicom International Cellular SA 4.5% 4/27/31 (d)		1,040	1,092
Sprint Corp. 7.625% 3/1/26		3,615	4,380
T-Mobile U.S.A., Inc.:
3.375% 4/15/29		5,905	6,160
3.5% 4/15/31		5,905	6,228
			33,423
TOTAL COMMUNICATION SERVICES			966,596

CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.1%
Allison Transmission, Inc. 5.875% 6/1/29 (d)		4,830	5,255
Exide Technologies:
11% 10/31/24 pay-in-kind(c)(d)(f)(g)		1,280	0
11% 10/31/24 pay-in-kind(c)(d)(f)(g)		632	285
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		7,155	7,421
			12,961
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		565	735
McLaren Finance PLC 7.5% 8/1/26 (d)		3,860	3,907
			4,642
Diversified Consumer Services - 0.2%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		5,300	5,455
Service Corp. International 4% 5/15/31		5,750	5,944
Sotheby's 7.375% 10/15/27 (d)		2,970	3,141
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)		4,315	4,439
TKC Holdings, Inc.:
6.875% 5/15/28(d)		5,780	5,968
10.5% 5/15/29(d)		5,780	6,336
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		4,750	4,960
			36,243
Hotels, Restaurants & Leisure - 2.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(d)		5,685	5,741
4% 10/15/30(d)		23,490	23,255
4.375% 1/15/28(d)		6,265	6,360
Affinity Gaming LLC 6.875% 12/15/27 (d)		2,520	2,650
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)		2,720	2,830
Boyd Gaming Corp. 4.75% 6/15/31 (d)		7,140	7,363
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		8,375	8,480
6.25% 7/1/25(d)		25,535	26,882
8.125% 7/1/27(d)		34,045	38,274
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		8,510	8,971
Carnival Corp.:
4% 8/1/28(d)		8,475	8,560
7.625% 3/1/26(d)		5,040	5,380
9.875% 8/1/27(d)		10,150	11,714
10.5% 2/1/26(d)		7,395	8,573
11.5% 4/1/23(d)		3,374	3,766
Choice Hotels International, Inc. 5.75% 7/1/22		2,690	2,788
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(d)		3,350	3,384
4% 5/1/31(d)		5,020	5,095
4.875% 1/15/30		11,025	11,827
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		5,210	5,386
MCE Finance Ltd.:
4.875% 6/6/25(d)		17,840	17,885
5.25% 4/26/26(d)		7,345	7,418
5.375% 12/4/29(d)		4,785	4,864
5.75% 7/21/28(d)		3,385	3,461
Merlin Entertainments PLC 5.75% 6/15/26 (d)		4,580	4,729
MGM Resorts International 4.75% 10/15/28		6,740	7,102
NCL Corp. Ltd.:
5.875% 3/15/26(d)		6,935	7,108
12.25% 5/15/24(d)		9,110	10,750
NCL Finance Ltd. 6.125% 3/15/28 (d)		2,690	2,791
Papa John's International, Inc. 3.875% 9/15/29 (d)		2,555	2,542
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		6,740	7,237
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		8,455	8,540
5.875% 9/1/31(d)		8,455	8,542
Royal Caribbean Cruises Ltd.:
10.875% 6/1/23(d)		8,545	9,570
11.5% 6/1/25(d)		7,392	8,418
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		5,630	5,760
Studio City Finance Ltd. 5% 1/15/29 (d)		3,255	3,001
Vail Resorts, Inc. 6.25% 5/15/25 (d)		3,855	4,077
Viking Cruises Ltd.:
5.875% 9/15/27(d)		3,395	3,285
13% 5/15/25(d)		5,740	6,608
Voc Escrow Ltd. 5% 2/15/28 (d)		6,285	6,201
Wynn Macau Ltd. 5.125% 12/15/29 (d)		9,840	9,250
Yum! Brands, Inc. 4.625% 1/31/32		5,905	6,304
			352,722
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)		4,105	4,128
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		4,370	4,457
Century Communities, Inc. 3.875% 8/15/29 (d)		4,225	4,267
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		775	836
Tempur Sealy International, Inc.:
3.875% 10/15/31(d)		7,360	7,369
4% 4/15/29(d)		7,905	8,142
TopBuild Corp. 3.625% 3/15/29 (d)		3,030	3,053
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		11,770	12,947
TRI Pointe Homes, Inc. 5.7% 6/15/28		8,715	9,478
			54,677
Internet & Direct Marketing Retail - 0.2%
Angi Group LLC 3.875% 8/15/28 (d)		3,385	3,368
Millennium Escrow Corp. 6.625% 8/1/26 (d)		5,650	5,819
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		23,835	25,203
			34,390
Multiline Retail - 0.1%
Nordstrom, Inc.:
4.25% 8/1/31		11,600	11,748
4.375% 4/1/30		1,745	1,784
5% 1/15/44		825	809
6.95% 3/15/28		250	290
			14,631
Specialty Retail - 0.6%
Ambience Merger Sub, Inc.:
4.875% 7/15/28(d)		2,840	2,840
7.125% 7/15/29(d)		4,235	4,198
Asbury Automotive Group, Inc.:
4.5% 3/1/28		1,987	2,039
4.75% 3/1/30		1,980	2,067
Bath & Body Works, Inc.:
6.625% 10/1/30(d)		3,355	3,808
6.75% 7/1/36		15,890	19,704
6.875% 11/1/35		4,345	5,453
7.5% 6/15/29		5,030	5,712
Carvana Co.:
4.875% 9/1/29(d)		9,855	9,759
5.5% 4/15/27(d)		5,905	6,027
Foot Locker, Inc. 4% 10/1/29 (d)		2,800	2,807
Gap, Inc.:
3.625% 10/1/29(d)		5,600	5,614
3.875% 10/1/31(d)		5,600	5,600
LCM Investments Holdings 4.875% 5/1/29 (d)		3,120	3,201
Michaels Companies, Inc.:
5.25% 5/1/28(d)		6,875	7,092
7.875% 5/1/29(d)		7,300	7,586
Party City Holdings, Inc. 8.75% 2/15/26 (d)		3,075	3,217
Victoria's Secret & Co. 4.625% 7/15/29 (d)		10,565	10,768
			107,492
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.:
4.125% 8/15/31(d)		2,820	2,841
4.25% 3/15/29(d)		4,325	4,451
			7,292
TOTAL CONSUMER DISCRETIONARY			625,050

CONSUMER STAPLES - 1.3%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		3,135	3,186

Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		5,285	5,274
4.625% 1/15/27(d)		13,797	14,474
4.875% 2/15/30(d)		23,423	25,238
C&S Group Enterprises LLC 5% 12/15/28 (d)		5,155	4,873
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		4,698	5,074
Performance Food Group, Inc.:
4.25% 8/1/29(d)		3,955	3,965
5.5% 10/15/27(d)		5,345	5,596
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		6,735	7,021
United Natural Foods, Inc. 6.75% 10/15/28 (d)		4,680	5,066
			76,581
Food Products - 0.8%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		3,790	3,913
Del Monte Foods, Inc. 11.875% 5/15/25 (d)		3,895	4,392
JBS U.S.A. Food Co.:
5.75% 1/15/28(d)		6,485	6,809
7% 1/15/26(d)		6,745	7,052
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		10,725	11,623
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30(d)		12,225	13,597
6.5% 4/15/29(d)		17,835	19,908
Lamb Weston Holdings, Inc.:
4.625% 11/1/24(d)		5,230	5,319
4.875% 11/1/26(d)		5,285	5,415
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)		10,220	10,981
Post Holdings, Inc.:
4.5% 9/15/31(d)		12,110	11,966
4.625% 4/15/30(d)		6,415	6,465
5.5% 12/15/29(d)		9,145	9,694
5.75% 3/1/27(d)		4,885	5,077
Simmons Foods, Inc. 4.625% 3/1/29 (d)		4,295	4,327
TreeHouse Foods, Inc. 4% 9/1/28		2,250	2,202
			128,740
Household Products - 0.0%
Diamond BC BV 4.625% 10/1/29 (d)		3,360	3,410
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		4,310	4,355
			7,765
TOTAL CONSUMER STAPLES			216,272

ENERGY - 3.9%
Energy Equipment & Services - 0.2%
CGG SA 8.75% 4/1/27 (d)		5,895	5,932
Exterran Energy Solutions LP 8.125% 5/1/25		3,270	3,098
Nabors Industries Ltd.:
7.25% 1/15/26(d)		6,565	6,385
7.5% 1/15/28(d)		5,660	5,363
Nine Energy Service, Inc. 8.75% 11/1/23 (d)		3,620	1,738
NuStar Logistics LP 6% 6/1/26		7,285	7,868
Summit Midstream Holdings LLC 5.75% 4/15/25		3,405	3,099
			33,483
Oil, Gas & Consumable Fuels - 3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(d)		4,305	4,434
5.75% 1/15/28(d)		10,640	11,026
Callon Petroleum Co. 6.125% 10/1/24		2,855	2,806
Cheniere Energy Partners LP:
3.25% 1/31/32(d)		4,200	4,214
4% 3/1/31(d)		9,070	9,498
Cheniere Energy, Inc. 4.625% 10/15/28		13,395	14,115
Chesapeake Energy Corp.:
5.875% 2/1/29(d)		3,115	3,328
7% 10/1/24(c)(f)		3,985	0
8% 1/15/25(c)(f)		1,955	0
8% 6/15/27(c)(f)		1,240	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		16,430	16,553
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		4,665	4,758
7% 6/15/25(d)		13,580	13,886
CNX Midstream Partners LP 4.75% 4/15/30 (d)		2,970	3,016
CNX Resources Corp. 6% 1/15/29 (d)		3,200	3,384
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		4,055	4,085
Comstock Resources, Inc.:
5.875% 1/15/30(d)		11,860	12,334
6.75% 3/1/29(d)		8,110	8,759
7.5% 5/15/25(d)		2,246	2,335
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		7,140	7,594
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		11,025	11,347
5.75% 4/1/25		2,960	3,023
6% 2/1/29(d)		16,880	17,663
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		2,450	2,558
CVR Energy, Inc.:
5.25% 2/15/25(d)		9,740	9,643
5.75% 2/15/28(d)		24,505	24,281
DCP Midstream Operating LP 5.85% 5/21/43 (d)(g)		10,780	10,025
DT Midstream, Inc.:
4.125% 6/15/29(d)		4,285	4,345
4.375% 6/15/31(d)		4,285	4,414
EG Global Finance PLC 8.5% 10/30/25 (d)		9,545	9,939
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26(d)		4,090	4,263
5.75% 1/30/28(d)		10,149	10,682
6.625% 7/15/25(d)		3,395	3,577
Energy Transfer LP 5.5% 6/1/27		12,065	13,262
EQT Corp. 3.9% 10/1/27		15,848	17,151
Hess Midstream Partners LP:
4.25% 2/15/30(d)		4,590	4,642
5.125% 6/15/28(d)		6,600	6,894
5.625% 2/15/26(d)		9,140	9,483
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29(d)		3,250	3,339
6% 2/1/31(d)		3,250	3,339
6.25% 11/1/28(d)		7,130	7,388
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		4,350	4,411
MEG Energy Corp. 7.125% 2/1/27 (d)		6,490	6,813
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(f)		12,834	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		4,155	4,399
5.625% 5/1/27		3,665	3,830
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		10,330	9,878
6.75% 9/15/25(d)		27,005	25,992
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		7,480	6,603
7.5% 4/15/26		9,630	8,619
NGPL PipeCo LLC 4.875% 8/15/27 (d)		1,800	2,043
Occidental Petroleum Corp.:
3.5% 8/15/29		3,820	3,885
4.4% 4/15/46		5,820	5,805
4.4% 8/15/49		14,725	14,449
4.625% 6/15/45		4,795	4,903
5.875% 9/1/25		6,775	7,593
6.2% 3/15/40		3,565	4,199
6.375% 9/1/28		6,775	7,927
6.45% 9/15/36		11,875	14,940
6.6% 3/15/46		9,520	11,948
6.625% 9/1/30		13,550	16,717
7.2% 3/15/29		2,440	2,861
7.5% 5/1/31		680	884
Ovintiv Exploration, Inc. 5.375% 1/1/26		6,813	7,703
Parkland Corp. 4.5% 10/1/29 (d)		4,420	4,480
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		15,760	10,058
7.25% 6/15/25		13,580	9,139
9.25% 5/15/25(d)		15,055	14,189
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	5,957
PDC Energy, Inc.:
6.125% 9/15/24		2,480	2,517
6.25% 12/1/25		4,370	4,436
Renewable Energy Group, Inc. 5.875% 6/1/28 (d)		3,025	3,127
SM Energy Co.:
5.625% 6/1/25		4,400	4,425
6.625% 1/15/27		12,830	13,156
6.75% 9/15/26		3,175	3,243
Southwestern Energy Co.:
5.375% 3/15/30		5,630	6,076
6.45% 1/23/25(g)		589	649
7.75% 10/1/27		7,830	8,459
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		5,515	5,594
5.5% 2/15/26		6,865	7,003
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31(d)		4,225	4,246
7.5% 10/1/25(d)		5,035	5,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		6,345	6,845
Teine Energy Ltd. 6.875% 4/15/29 (d)		4,420	4,486
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	3,717
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(f)		6,493	325
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		3,525	3,631
4.125% 8/15/31(d)		3,525	3,675
Vine Energy Holdings LLC 6.75% 4/15/29 (d)		4,415	4,765
			623,433
TOTAL ENERGY			656,916

FINANCIALS - 3.0%
Capital Markets - 0.2%
AssuredPartners, Inc.:
5.625% 1/15/29(d)		3,905	3,929
7% 8/15/25(d)		2,930	2,977
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		3,375	3,362
Coinbase Global, Inc.:
3.375% 10/1/28(d)		4,200	4,035
3.625% 10/1/31(d)		4,200	3,993
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		4,420	4,569
MSCI, Inc.:
3.25% 8/15/33(d)		4,225	4,273
4% 11/15/29(d)		3,780	4,002
			31,140
Consumer Finance - 1.8%
Ally Financial, Inc.:
8% 11/1/31		16,761	23,754
8% 11/1/31		83,872	120,971
Ford Motor Credit Co. LLC:
3.375% 11/13/25		15,970	16,409
3.625% 6/17/31		7,380	7,426
4% 11/13/30		25,360	26,374
5.113% 5/3/29		6,160	6,884
OneMain Finance Corp.:
4% 9/15/30		3,340	3,323
5.375% 11/15/29		5,560	6,026
6.625% 1/15/28		4,415	5,077
6.875% 3/15/25		30,605	34,392
7.125% 3/15/26		41,215	47,758
			298,394
Diversified Financial Services - 0.6%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		6,600	6,827
HCRX Investments Holdco LP 4.5% 8/1/29 (d)		3,350	3,367
Hightower Holding LLC 6.75% 4/15/29 (d)		2,870	2,942
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		6,375	6,367
5.25% 5/15/27		23,175	23,986
6.25% 5/15/26		14,625	15,283
6.375% 12/15/25		18,820	19,309
6.75% 2/1/24		6,490	6,571
James Hardie International Finance Ltd. 5% 1/15/28 (d)		5,270	5,534
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind(d)		3,905	387
5.25% 12/27/33 pay-in-kind(d)		3,654	345
7.125% 12/26/46 pay-in-kind(d)		1,874	162
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		2,265	2,364
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)		9,930	10,145
			103,589
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(d)		4,230	4,176
7% 11/15/25(d)		20,290	20,661
10.125% 8/1/26(d)		6,810	7,593
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		6,740	6,807
6.75% 10/15/27(d)		10,080	10,433
AmWINS Group, Inc. 4.875% 6/30/29 (d)		4,105	4,163
HUB International Ltd. 7% 5/1/26 (d)		6,980	7,216
			61,049
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 5.25% 8/15/28		4,725	5,042

TOTAL FINANCIALS			499,214

HEALTH CARE - 1.9%
Biotechnology - 0.0%
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		2,795	2,854

Health Care Equipment & Supplies - 0.1%
Hologic, Inc. 4.625% 2/1/28 (d)		2,505	2,637
Mozart Debt Merger Sub, Inc. 0% 3/31/29 (d)(e)		8,400	8,400
			11,037
Health Care Providers & Services - 1.5%
AMN Healthcare 4.625% 10/1/27 (d)		1,695	1,759
Cano Health, Inc. 6.25% 10/1/28 (d)		1,865	1,884
Centene Corp.:
4.25% 12/15/27		6,820	7,138
4.625% 12/15/29		23,795	25,932
Community Health Systems, Inc.:
4.75% 2/15/31(d)		8,770	8,825
5.625% 3/15/27(d)		3,305	3,461
6% 1/15/29(d)		4,940	5,236
6.125% 4/1/30(d)		11,530	11,204
6.625% 2/15/25(d)		7,415	7,758
8% 3/15/26(d)		37,390	39,651
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		2,075	2,021
4.625% 6/1/30(d)		15,850	16,303
HealthEquity, Inc. 4.5% 10/1/29 (d)		2,950	2,994
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		7,300	7,738
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (d)		7,220	7,771
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		3,250	3,369
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		6,345	6,631
4.375% 6/15/28(d)		4,690	4,879
Radiology Partners, Inc. 9.25% 2/1/28 (d)		11,755	12,642
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		6,200	6,378
Tenet Healthcare Corp.:
4.625% 7/15/24		1,500	1,523
4.625% 9/1/24(d)		7,305	7,469
4.875% 1/1/26(d)		18,260	18,898
5.125% 11/1/27(d)		10,955	11,421
6.125% 10/1/28(d)		11,515	12,096
6.25% 2/1/27(d)		20,050	20,802
Vizient, Inc. 6.25% 5/15/27 (d)		1,690	1,766
			257,549
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (d)		5,660	5,879

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		4,745	4,846
4% 3/15/31(d)		6,035	6,323
4.25% 5/1/28(d)		2,045	2,122
Syneos Health, Inc. 3.625% 1/15/29 (d)		5,025	5,011
			18,302
Pharmaceuticals - 0.2%
180 Medical, Inc. 3.875% 10/15/29 (d)		3,175	3,223
Catalent Pharma Solutions:
3.5% 4/1/30(d)		2,800	2,800
5% 7/15/27(d)		2,295	2,384
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		10,200	10,404
5.125% 4/30/31(d)		8,890	9,338
			28,149
TOTAL HEALTH CARE			323,770

INDUSTRIALS - 3.4%
Aerospace & Defense - 1.3%
Bombardier, Inc.:
6% 2/15/28(d)		2,815	2,847
7.125% 6/15/26(d)		5,695	5,994
7.5% 12/1/24(d)		5,505	5,725
7.5% 3/15/25(d)		9,175	9,370
7.875% 4/15/27(d)		28,965	29,979
BWX Technologies, Inc. 4.125% 6/30/28 (d)		6,400	6,568
Moog, Inc. 4.25% 12/15/27 (d)		2,025	2,081
Rolls-Royce PLC 5.75% 10/15/27 (d)		6,560	7,249
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		9,205	9,746
TransDigm UK Holdings PLC 6.875% 5/15/26		21,085	22,166
TransDigm, Inc.:
4.625% 1/15/29		9,290	9,244
5.5% 11/15/27		68,140	70,184
6.25% 3/15/26(d)		11,120	11,593
6.375% 6/15/26		20,230	20,870
7.5% 3/15/27		11,028	11,552
			225,168
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		3,960	4,104

Airlines - 0.4%
Air Canada 3.875% 8/15/26 (d)		4,230	4,268
Delta Air Lines, Inc. 7% 5/1/25 (d)		1,671	1,949
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		1,760	1,759
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		20,660	22,466
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		4,670	5,238
United Airlines, Inc.:
4.375% 4/15/26(d)		14,560	14,942
4.625% 4/15/29(d)		8,725	9,017
			59,639
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		1,400	1,462
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		3,280	3,288
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)		4,830	4,963
Victors Merger Corp. 6.375% 5/15/29 (d)		5,760	5,515
			15,228
Commercial Services & Supplies - 0.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		3,180	3,138
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(d)		10,374	10,358
4.625% 6/1/28(d)		6,871	6,850
CoreCivic, Inc. 8.25% 4/15/26		14,975	15,275
Covanta Holding Corp.:
5% 9/1/30		6,775	6,843
5.875% 7/1/25		1,995	2,060
6% 1/1/27		7,080	7,339
GFL Environmental, Inc.:
4% 8/1/28(d)		4,200	4,169
4.75% 6/15/29(d)		5,705	5,862
IAA, Inc. 5.5% 6/15/27 (d)		2,830	2,957
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		6,210	6,280
Madison IAQ LLC:
4.125% 6/30/28(d)		5,345	5,345
5.875% 6/30/29(d)		4,265	4,297
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29(d)		2,855	2,792
4.75% 7/15/31(d)		2,870	2,792
Pitney Bowes, Inc.:
6.875% 3/15/27(d)		2,960	3,115
7.25% 3/15/29(d)		2,960	3,112
The Brink's Co. 4.625% 10/15/27 (d)		7,200	7,477
			100,061
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		7,490	8,295
Arcosa, Inc. 4.375% 4/15/29 (d)		4,130	4,182
Pike Corp. 5.5% 9/1/28 (d)		5,315	5,416
SRS Distribution, Inc.:
4.625% 7/1/28(d)		5,520	5,632
6.125% 7/1/29(d)		3,035	3,126
			26,651
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		5,910	6,016

Machinery - 0.0%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		4,630	4,748
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		1,880	2,028
			6,776
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (d)		4,240	4,326

Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		5,670	5,868
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(d)		6,270	6,428
4% 7/1/29(d)		2,820	2,891
TriNet Group, Inc. 3.5% 3/1/29 (d)		4,545	4,556
			19,743
Road & Rail - 0.6%
Hertz Corp.:
5.5% 10/15/24(c)(d)(f)		6,540	0
6% 1/15/28(c)(d)(f)		5,785	0
6.25% 10/15/22(c)(f)		6,775	0
7.125% 8/1/26(c)(d)(f)		6,315	0
Uber Technologies, Inc.:
4.5% 8/15/29(d)		12,675	12,762
6.25% 1/15/28(d)		5,520	5,920
7.5% 9/15/27(d)		31,625	34,531
8% 11/1/26(d)		29,170	30,829
XPO Logistics, Inc. 6.25% 5/1/25 (d)		11,590	12,233
			96,275
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		3,110	3,048
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		10,040	10,001
			13,049
Transportation Infrastructure - 0.0%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		4,235	4,177

TOTAL INDUSTRIALS			581,213

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.0%
TTM Technologies, Inc. 4% 3/1/29 (d)		4,540	4,522

IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (d)		4,315	4,293
Camelot Finance SA 4.5% 11/1/26 (d)		6,365	6,612
Gartner, Inc.:
3.625% 6/15/29(d)		4,040	4,071
3.75% 10/1/30(d)		6,920	7,122
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		6,060	6,007
5.25% 12/1/27(d)		5,665	5,906
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		3,845	3,778
Square, Inc. 3.5% 6/1/31 (d)		5,745	5,893
Unisys Corp. 6.875% 11/1/27 (d)		3,685	4,026
			47,708
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 3.875% 9/1/28 (d)		6,765	6,985
Synaptics, Inc. 4% 6/15/29 (d)		3,500	3,581
			10,566
Software - 0.7%
Ascend Learning LLC:
6.875% 8/1/25(d)		2,480	2,520
6.875% 8/1/25(d)		7,330	7,449
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,975	7,010
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		5,025	5,025
4.875% 7/1/29(d)		4,755	4,764
Elastic NV 4.125% 7/15/29 (d)		8,005	8,045
Fair Isaac Corp. 4% 6/15/28 (d)		6,420	6,581
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		5,780	5,893
MicroStrategy, Inc. 6.125% 6/15/28 (d)		5,200	5,252
NCR Corp.:
5% 10/1/28(d)		3,385	3,459
5.25% 10/1/30(d)		13,370	14,019
5.75% 9/1/27(d)		5,480	5,779
6.125% 9/1/29(d)		5,480	5,946
NortonLifeLock, Inc. 5% 4/15/25 (d)		6,360	6,461
Open Text Corp.:
3.875% 2/15/28(d)		3,220	3,284
5.875% 6/1/26(d)		6,000	6,210
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		3,220	3,309
PTC, Inc.:
3.625% 2/15/25(d)		3,755	3,811
4% 2/15/28(d)		3,715	3,813
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		11,835	12,308
			120,938
TOTAL INFORMATION TECHNOLOGY			183,734

MATERIALS - 2.3%
Chemicals - 1.0%
CF Industries Holdings, Inc.:
4.95% 6/1/43		12,055	14,527
5.375% 3/15/44		8,849	11,232
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.866% 6/15/22(d)(g)(h)		594	593
6.5% 5/15/26(d)		31,160	32,251
6.875% 6/15/25(d)		6,400	6,624
Gpd Companies, Inc. 10.125% 4/1/26 (d)		8,860	9,591
Ingevity Corp. 3.875% 11/1/28 (d)		6,715	6,698
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26(d)		2,100	2,097
7% 12/31/27(d)		6,250	5,991
LSB Industries, Inc.:
6.25% 10/15/28(d)(e)		4,380	4,418
9.625% 5/1/23(d)		3,600	3,748
OCI NV 5.25% 11/1/24 (d)		9,240	9,504
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)		5,600	5,519
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		8,705	8,749
The Chemours Co. LLC:
5.375% 5/15/27		18,470	19,917
5.75% 11/15/28(d)		10,075	10,551
The Scotts Miracle-Gro Co. 4% 4/1/31 (d)		5,930	5,919
Tronox, Inc. 6.5% 5/1/25 (d)		5,410	5,679
Valvoline, Inc. 4.25% 2/15/30 (d)		4,680	4,852
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		6,975	7,184
			175,644
Construction Materials - 0.0%
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)		6,525	6,851

Containers & Packaging - 0.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(g)		6,625	7,031
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		3,025	3,017
4% 9/1/29(d)		6,050	6,118
Cascades, Inc.:
5.125% 1/15/26(d)		3,310	3,519
5.375% 1/15/28(d)		3,310	3,480
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	20,421
7.5% 12/15/96		7,695	9,485
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		3,720	3,950
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		2,570	2,694
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		4,310	4,382
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		4,195	4,393
			68,490
Metals & Mining - 0.9%
Alcoa Nederland Holding BV:
4.125% 3/31/29(d)		7,735	8,049
6.125% 5/15/28(d)		2,110	2,287
Algoma Steel SCA 0% 12/31/23 (c)		1,518	1,275
Allegheny Technologies, Inc.:
4.875% 10/1/29		2,795	2,805
5.125% 10/1/31		2,480	2,499
Arconic Corp.:
6% 5/15/25(d)		4,090	4,295
6.125% 2/15/28(d)		9,123	9,671
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(d)		4,615	4,713
4.875% 3/1/31(d)		4,615	4,765
5.875% 6/1/27		11,010	11,395
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		9,315	9,886
Eldorado Gold Corp. 6.25% 9/1/29 (d)		4,225	4,188
First Quantum Minerals Ltd.:
6.5% 3/1/24(d)		6,560	6,654
6.875% 3/1/26(d)		14,330	14,903
7.25% 4/1/23(d)		1,985	2,020
7.5% 4/1/25(d)		12,105	12,418
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31(d)		4,420	4,569
4.5% 9/15/27(d)		5,450	5,763
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		3,600	3,564
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		6,320	6,683
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		6,615	6,830
Mineral Resources Ltd. 8.125% 5/1/27 (d)		11,025	11,975
Murray Energy Corp.:
11.25%(c)(d)(f)		5,925	0
12% 4/15/24 pay-in-kind(c)(d)(f)(g)		6,364	0
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)(e)		2,015	2,065
United States Steel Corp. 6.25% 3/15/26		2,747	2,835
			146,107
TOTAL MATERIALS			397,092

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Iron Mountain, Inc.:
4.875% 9/15/29(d)		14,590	15,283
5% 7/15/28(d)		6,370	6,639
5.25% 7/15/30(d)		5,915	6,277
5.625% 7/15/32(d)		5,915	6,344
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (d)		6,695	7,130
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		6,700	6,834
4.625% 8/1/29		10,950	11,749
5% 10/15/27		15,435	16,265
SBA Communications Corp. 3.875% 2/15/27		9,720	10,072
The GEO Group, Inc.:
5.125% 4/1/23		7,555	7,102
5.875% 10/15/24		8,575	7,118
6% 4/15/26		5,755	4,525
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		9,350	9,549
6.5% 2/15/29(d)		19,535	20,095
Uniti Group, Inc.:
6% 1/15/30(d)(e)		6,990	6,929
7.875% 2/15/25(d)		9,940	10,503
VICI Properties, Inc.:
4.25% 12/1/26(d)		12,650	13,211
4.625% 12/1/29(d)		7,220	7,762
			173,387
Real Estate Management & Development - 0.3%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		6,575	7,134
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29(d)		8,505	8,822
7.625% 6/15/25(d)		20,305	21,685
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(d)		6,480	6,974
5.875% 6/15/27(d)		5,610	6,395
Vonovia SE 1.5% 6/14/41 (Reg. S)	EUR	1,000	1,142
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		3,045	3,167
			55,319
TOTAL REAL ESTATE			228,706

UTILITIES - 1.5%
Electric Utilities - 1.3%
Clearway Energy Operating LLC:
3.75% 1/15/32(d)		2,795	2,792
4.75% 3/15/28(d)		4,055	4,293
NRG Energy, Inc.:
3.375% 2/15/29(d)		3,080	3,040
3.625% 2/15/31(d)		6,110	6,002
3.875% 2/15/32(d)		7,040	6,961
5.75% 1/15/28		20,240	21,530
Pacific Gas & Electric Co.:
3.75% 8/15/42		6,290	5,684
3.95% 12/1/47		13,510	13,001
4% 12/1/46		14,690	14,165
4.25% 3/15/46		1,475	1,450
4.3% 3/15/45		3,690	3,641
4.55% 7/1/30		49,355	53,369
PG&E Corp.:
5% 7/1/28		13,615	13,870
5.25% 7/1/30		5,150	5,272
Vistra Operations Co. LLC:
4.375% 5/1/29(d)		11,110	11,138
5% 7/31/27(d)		13,800	14,249
5.5% 9/1/26(d)		9,975	10,249
5.625% 2/15/27(d)		17,455	18,067
			208,773
Gas Utilities - 0.2%
Southern Natural Gas Co. LLC:
7.35% 2/15/31		14,890	19,955
8% 3/1/32		9,400	13,300
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		5,750	5,966
			39,221
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		3,735	3,860

TOTAL UTILITIES			251,854

TOTAL NONCONVERTIBLE BONDS			4,930,417
TOTAL CORPORATE BONDS (Cost $4,643,307)			4,942,808

U.S. Government and Government Agency Obligations - 20.1%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.0%
Fannie Mae 0.625% 4/22/25	2,128	2,124
Tennessee Valley Authority:
5.25% 9/15/39	2,106	2,982
5.375% 4/1/56	3,503	5,611
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		10,717
U.S. Treasury Obligations - 20.0%
U.S. Treasury Bonds:
2% 8/15/51	198,644	195,137
2.375% 5/15/51	53,194	56,768
2.5% 2/15/45 (i)(j)(k)	216,056	233,324
3% 5/15/45	20,100	23,649
3% 2/15/49	145,860	174,360
4.75% 2/15/37 (i)(j)	74,200	104,718
5.25% 2/15/29	5,406	6,902
6.125% 8/15/29	3,663	4,978
U.S. Treasury Notes:
0.125% 5/31/22	59,623	59,639
0.125% 6/30/22	46,344	46,358
0.125% 8/31/22	82,000	82,019
0.125% 11/30/22	35,000	34,995
0.125% 12/31/22	33,500	33,490
0.125% 2/28/23	89,000	88,934
0.125% 3/31/23	30,000	29,971
0.125% 5/31/23	38,200	38,139
0.125% 6/30/23	34,600	34,541
0.125% 8/15/23	2,411	2,405
0.125% 10/15/23	2,852	2,842
0.25% 5/15/24	470	468
0.25% 7/31/25	35,866	35,180
0.25% 9/30/25	26,037	25,479
0.25% 10/31/25	17,600	17,196
0.375% 3/31/22	92,800	92,945
0.375% 4/30/25	82,771	81,853
0.375% 12/31/25	167,057	163,690
0.375% 1/31/26	13,900	13,601
0.625% 7/31/26	24,000	23,616
0.75% 3/31/26	46,052	45,726
0.75% 8/31/26	29,200	28,887
0.875% 9/30/26	173,000	172,067
1% 7/31/28	49,141	48,189
1.125% 8/31/28	555,509	548,906
1.25% 8/15/31 (l)	162,184	158,256
1.375% 8/31/23	11,000	11,231
1.5% 10/31/24	480	494
1.5% 1/31/27	34,389	35,199
1.625% 11/15/22	14,901	15,152
1.625% 5/31/23	19,717	20,177
1.625% 9/30/26	3,093	3,189
1.875% 7/31/22	43,433	44,081
2.125% 3/31/24	56,643	59,053
2.125% 7/31/24	118,408	123,884
2.125% 5/15/25	12,033	12,646
2.25% 4/30/24	24,428	25,570
2.25% 3/31/26	34,717	36,784
2.5% 1/15/22	136,816	137,782
2.5% 2/28/26	38,997	41,737
2.625% 12/31/23	56,283	59,148
2.75% 6/30/25	197	212
3.125% 11/15/28	31,330	35,200
TOTAL U.S. TREASURY OBLIGATIONS		3,370,767
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	11,520	11,902

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,309,441)		3,393,386

U.S. Government Agency - Mortgage Securities - 2.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae - 1.8%
3.5% 11/20/50	6,174	6,490
3.5% 10/1/51 (e)	14,750	15,512
3.5% 10/1/51 (e)	25,300	26,607
3.5% 10/1/51 (e)	27,600	29,026
3.5% 10/1/51 (e)	1,150	1,209
3.5% 10/1/51 (e)	55,150	57,999
3.5% 10/1/51 (e)	11,000	11,568
3.5% 10/1/51 (e)	11,600	12,199
3.5% 10/1/51 (e)	55,300	58,156
3.5% 10/1/51 (e)	10,800	11,358
3.5% 10/1/51 (e)	16,450	17,300
3.5% 10/1/51 (e)	14,400	15,144
3.5% 11/1/51 (e)	10,800	11,360
3.5% 11/1/51 (e)	10,800	11,360
3.5% 11/1/51 (e)	10,850	11,413
TOTAL GINNIE MAE		296,701
Uniform Mortgage Backed Securities - 0.2%
2.5% 10/1/51 (e)	5,500	5,671
2.5% 10/1/51 (e)	4,000	4,125
2.5% 10/1/51 (e)	2,600	2,681
2.5% 10/1/51 (e)	3,150	3,248
2.5% 10/1/51 (e)	3,150	3,248
2.5% 10/1/51 (e)	450	464
2.5% 10/1/51 (e)	3,150	3,248
2.5% 11/1/51 (e)	1,800	1,852
2.5% 11/1/51 (e)	1,800	1,852
2.5% 11/1/51 (e)	3,950	4,065
2.5% 11/1/51 (e)	2,050	2,110
3.5% 10/1/51 (e)	2,300	2,434
3.5% 10/1/51 (e)	2,300	2,434
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		37,432
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $334,263)		334,133

Commercial Mortgage Securities - 1.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 2/25/31 (g)(h)	19,100	19,167
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (g)(h)	37,800	37,910
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (g)(h)	18,900	18,953
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (g)(h)	23,499	23,567
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.28% 4/25/31 (g)(h)	15,800	15,838
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.28% 5/25/28 (g)(h)	15,925	15,966
Series 2021-F119 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.26% 7/25/31 (g)(h)	35,922	35,974
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.25% 8/25/31 (g)(h)	33,884	33,918
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.23% 8/25/28 (g)(h)	24,766	24,783
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $225,651)		226,076

Foreign Government and Government Agency Obligations - 9.3%
		Principal Amount (a) (000s)	Value ($) (000s)
Australian Commonwealth 1.75% 6/21/51 (Reg. S)	AUD	25,000	15,667
Canadian Government:
0.25% 11/1/22	CAD	193,340	152,459
1.5% 6/1/31	CAD	33,000	26,016
2% 12/1/51	CAD	13,000	10,297
Dutch Government 0% 1/15/52 (Reg. S) (d)	EUR	31,130	32,297
German Federal Republic:
0% 9/16/22 (Reg. S)	EUR	316,160	368,610
0% 12/15/22 (Reg. S)	EUR	35,000	40,888
0% 6/16/23 (Reg. S)	EUR	46,610	54,631
0% 2/15/31 (Reg. S)	EUR	81,570	96,603
0% 8/15/31	EUR	242,360	286,149
0% 8/15/50	EUR	80,550	86,015
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		54,954	60,500
5.5% 12/4/23		19,812	21,996
Japan Government:
0.1% 9/20/29	JPY	7,655,450	69,375
0.1% 12/20/30	JPY	8,544,650	77,195
0.4% 3/20/56	JPY	4,039,750	32,796
United Kingdom, Great Britain and Northern Ireland:
0.375% 10/22/30 (Reg. S)	GBP	50,000	63,912
0.625% 10/22/50 (Reg. S)	GBP	34,000	37,474
0.875% 7/31/33 (Reg. S)	GBP	20,074	26,396
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,585,223)			1,559,276

Common Stocks - 5.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.5%
Entertainment - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)	2,242,893	4,665
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (m)	5,100	13,635
Facebook, Inc. Class A (m)	77,900	26,438
Tencent Holdings Ltd. sponsored ADR	120,900	7,226
		47,299
Media - 0.1%
Altice U.S.A., Inc. Class A (m)	294,130	6,094
iHeartMedia, Inc. (m)	26	1
Nexstar Broadcasting Group, Inc. Class A	115,000	17,475
		23,570
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (m)	79,900	10,208
TOTAL COMMUNICATION SERVICES		85,742
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
Exide Technologies (c)	280	182
Exide Technologies (c)(m)	7,093	7
Exide Technologies (c)(m)	418,807	0
UC Holdings, Inc. (c)(m)	560,355	5,329
		5,518
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp. (m)	229,500	14,518
Caesars Entertainment, Inc. (m)	290,400	32,606
Penn National Gaming, Inc. (m)	183,906	13,326
Studio City International Holdings Ltd. ADR (m)	133,400	1,090
		61,540
Household Durables - 0.1%
Tempur Sealy International, Inc.	555,048	25,760
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. sponsored ADR (m)	40,500	5,996
Amazon.com, Inc. (m)	4,100	13,469
		19,465
Specialty Retail - 0.1%
Lowe's Companies, Inc.	72,800	14,768
TOTAL CONSUMER DISCRETIONARY		127,051
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (b)(c)	584,047	12,884
Food Products - 0.2%
Darling Ingredients, Inc. (m)	202,700	14,574
JBS SA	3,785,700	25,770
Reddy Ice Holdings, Inc. (c)(m)	133,255	7
Reddy Ice Holdings, Inc. (c)(m)	331,236	0
		40,351
TOTAL CONSUMER STAPLES		53,235
ENERGY - 1.2%
Energy Equipment & Services - 0.0%
Diamond Offshore Drilling, Inc. (c)	66,694	341
Forbes Energy Services Ltd. (m)	135,187	18
Jonah Energy Parent LLC (c)	183,159	8,462
Superior Energy Services, Inc. Class A (c)(m)	66,115	1,693
		10,514
Oil, Gas & Consumable Fuels - 1.2%
California Resources Corp. (m)	1,346,574	55,210
California Resources Corp. warrants 10/27/24 (m)	34,633	416
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (c)(m)	289	0
Series B warrants 10/1/25 (c)(m)	289	0
Cheniere Energy, Inc.	89,200	8,712
Chesapeake Energy Corp.	461,378	28,416
Chesapeake Energy Corp. (b)	15,902	979
Chesapeake Energy Corp.:
warrants 2/9/26 (m)	70,147	2,540
warrants 2/9/26 (m)	77,942	2,484
warrants 2/9/26 (m)	48,655	1,423
Denbury, Inc. (m)	212,935	14,959
Denbury, Inc. warrants 9/18/25 (m)	288,114	12,824
EP Energy Corp. (c)(m)	611,545	54,886
Extraction Oil & Gas, Inc. (m)	30,558	1,725
Mesquite Energy, Inc. (c)(m)	185,122	6,376
Unit Corp. (m)	26,886	820
Whiting Petroleum Corp. (m)	77,283	4,514
		196,284
TOTAL ENERGY		206,798
FINANCIALS - 0.2%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (c)(m)	7,403,098	0
Consumer Finance - 0.1%
OneMain Holdings, Inc.	308,300	17,058
Diversified Financial Services - 0.0%
Axis Energy Services, LLC Class A (c)	8,127	3
Insurance - 0.1%
Arthur J. Gallagher & Co.	67,600	10,049
TOTAL FINANCIALS		27,110
HEALTH CARE - 0.6%
Biotechnology - 0.0%
Regeneron Pharmaceuticals, Inc. (m)	900	545
Health Care Providers & Services - 0.3%
HCA Holdings, Inc.	84,900	20,607
Humana, Inc.	31,400	12,219
Rotech Healthcare, Inc. (c)(m)	129,242	1,345
UnitedHealth Group, Inc.	43,000	16,802
		50,973
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (m)	17,600	7,263
IQVIA Holdings, Inc. (m)	73,200	17,534
Thermo Fisher Scientific, Inc.	32,800	18,740
		43,537
TOTAL HEALTH CARE		95,055
INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.0%
GXO Logistics, Inc. (m)	83,900	6,581
Airlines - 0.0%
Air Canada (m)	182,000	3,324
Building Products - 0.1%
Builders FirstSource, Inc. (m)	134,500	6,959
Carrier Global Corp.	183,000	9,472
		16,431
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.	48,111	8
Electrical Equipment - 0.0%
Array Technologies, Inc.	500	9
Machinery - 0.0%
Allison Transmission Holdings, Inc.	122,400	4,323
Professional Services - 0.1%
ASGN, Inc. (m)	84,800	9,594
Road & Rail - 0.1%
XPO Logistics, Inc. (m)	83,900	6,677
Trading Companies & Distributors - 0.1%
Penhall Acquisition Co.:
Class A (c)(m)	11,553	1,598
Class B (c)(m)	3,850	532
United Rentals, Inc. (m)	33,870	11,886
		14,016
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(m)	403,760	0
Class A2 (b)(c)(m)	403,760	0
Class A3 (b)(c)(m)	403,760	0
Class A4 (b)(c)(m)	403,760	0
Class A5 (b)(c)(m)	403,760	0
Class A6 (b)(c)(m)	403,760	0
Class A7 (b)(c)(m)	403,760	0
Class A8 (b)(c)(m)	403,760	0
Class A9 (b)(c)(m)	403,760	0
		0
TOTAL INDUSTRIALS		60,963
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.1%
CDW Corp.	51,000	9,283
Zebra Technologies Corp. Class A (m)	28,000	14,432
		23,715
IT Services - 0.3%
Global Payments, Inc.	102,700	16,183
GoDaddy, Inc. (m)	95,100	6,628
MasterCard, Inc. Class A	19,500	6,780
PayPal Holdings, Inc. (m)	27,300	7,104
Visa, Inc. Class A	29,900	6,660
		43,355
Semiconductors & Semiconductor Equipment - 0.2%
Lam Research Corp.	32,400	18,440
Microchip Technology, Inc.	63,700	9,777
ON Semiconductor Corp. (m)	201,800	9,236
		37,453
Software - 0.5%
Adobe, Inc. (m)	47,400	27,289
Microsoft Corp.	73,900	20,834
Palo Alto Networks, Inc. (m)	36,000	17,244
SS&C Technologies Holdings, Inc.	162,539	11,280
		76,647
TOTAL INFORMATION TECHNOLOGY		181,170
MATERIALS - 0.3%
Chemicals - 0.1%
CF Industries Holdings, Inc.	225,700	12,599
The Chemours Co. LLC	403,410	11,723
		24,322
Containers & Packaging - 0.1%
Berry Global Group, Inc. (m)	207,500	12,633
WestRock Co.	234,700	11,695
		24,328
Metals & Mining - 0.1%
Algoma Steel GP (c)(m)	151,792	2
Algoma Steel SCA (c)(m)	151,792	12
Elah Holdings, Inc. (m)	517	54
First Quantum Minerals Ltd.	595,000	11,016
		11,084
TOTAL MATERIALS		59,734
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.	275,800	11,261
PG&E Corp. (m)	756,168	7,259
Portland General Electric Co.	13,962	656
		19,176
TOTAL COMMON STOCKS (Cost $538,613)		916,034

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies (c)(m)	624	581
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(m)	193,792,711	65
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,489)		646

Bank Loan Obligations - 1.4%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (g)(h)(n)	5,383	5,385
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (g)(h)(n)	2,691	2,685
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 11/1/24 (g)(h)(n)	4,236	4,026
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0841% 3/9/27 (g)(h)(n)	4,347	4,306
		16,402
Media - 0.1%
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.586% 9/19/26 (g)(h)(n)	2,338	2,335
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5/6/28 (h)(n)(o)	3,580	3,572
		5,907
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (g)(h)(n)(p)	5,633	5,666
TOTAL COMMUNICATION SERVICES		27,975
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.750% 7.5% 12/16/25 (g)(h)(n)	506	481
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (g)(h)(n)	3,640	3,638
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (g)(h)(n)	6,676	6,693
		10,331
Hotels, Restaurants & Leisure - 0.1%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8/6/28 (n)(o)	7,040	7,035
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 9.75% 2/28/25 (g)(h)(n)	309	320
3 month U.S. LIBOR + 6.250% 6.8815% 5/29/26 (g)(h)(n)	5,694	4,880
		12,235
Specialty Retail - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (g)(h)(n)	2,703	2,704
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0841% 2/5/26 (g)(h)(n)	11,180	11,073
		13,777
TOTAL CONSUMER DISCRETIONARY		36,824
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (c)(f)(g)(n)	1,532	0
Oil, Gas & Consumable Fuels - 0.0%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (g)(h)(n)	833	821
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(h)(n)	3,423	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(h)(n)	1,476	0
		821
TOTAL ENERGY		821
FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5841% 2/27/28 (g)(h)(n)	5,348	5,297
Diversified Financial Services - 0.0%
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(g)(h)(n)	676	676
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (g)(h)(n)	6,496	6,498
TOTAL FINANCIALS		12,471
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8341% 11/4/26 (g)(h)(n)	355	354
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 9/30/28 (h)(n)(o)	5,980	5,950
		6,304
Health Care Providers & Services - 0.2%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (g)(h)(n)	9,826	9,840
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8/10/28 (h)(n)(o)	3,335	3,336
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0841% 6/13/26 (g)(h)(n)	26,009	25,952
		39,128
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.0841% 6/1/25 (g)(h)(n)	844	842
TOTAL HEALTH CARE		46,274
INDUSTRIALS - 0.2%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6315% 4/8/26 (g)(h)(n)	1,525	1,490
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6315% 4/4/26 (g)(h)(n)	820	801
		2,291
Airlines - 0.1%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (g)(h)(n)	4,230	4,244
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (g)(h)(n)	2,095	2,227
		6,471
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (g)(h)(n)	11,431	11,405
Commercial Services & Supplies - 0.0%
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (g)(h)(n)	1,420	1,418
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (g)(h)(n)	4,654	4,660
		6,078
Construction & Engineering - 0.0%
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (g)(h)(n)	3,095	3,094
TOTAL INDUSTRIALS		29,339
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (g)(h)(n)	825	828
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.4425% 3/31/28 (g)(h)(n)(p)	173	173
		1,001
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (g)(h)(n)	603	604
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.0841% 10/31/26 (g)(h)(n)	678	676
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 0.000% 2.88% 5/31/25 (f)(g)(h)(n)	8,143	6,872
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 8/19/28 (g)(h)(n)	8,450	8,482
		16,634
Software - 0.2%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8815% 10/2/25 (g)(h)(n)	19,153	19,037
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9/24/28 (h)(n)(o)	1,660	1,656
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8368% 9/29/24 (g)(h)(n)	2,292	2,292
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (g)(h)(n)	3,185	3,191
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/9/28 (g)(h)(n)	3,105	3,088
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (g)(h)(n)	3,105	3,094
UKG, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (g)(h)(n)	1,430	1,453
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (g)(h)(n)	6,737	6,746
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0841% 2/28/27 (g)(h)(n)	1,294	1,292
		41,849
TOTAL INFORMATION TECHNOLOGY		59,484
MATERIALS - 0.0%
Chemicals - 0.0%
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/21/28 (h)(n)(o)	1,710	1,708
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8/12/28 (h)(n)(o)	1,290	1,294
		3,002
Containers & Packaging - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/12/26 (g)(h)(n)	796	797
TOTAL MATERIALS		3,799
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (g)(h)(n)	16,802	16,503
TOTAL BANK LOAN OBLIGATIONS (Cost $238,273)		233,490

Fixed-Income Funds - 24.1%
	Shares	Value ($) (000s)
Fidelity Emerging Markets Debt Central Fund (q)	282,040,672	2,572,211
Fidelity Floating Rate Central Fund (q)	14,752,363	1,488,513
Fidelity Mortgage Backed Securities Central Fund (q)	194	22
TOTAL FIXED-INCOME FUNDS (Cost $4,168,406)		4,060,746

Preferred Securities - 4.1%
		Principal Amount (a) (000s)	Value ($) (000s)
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP 7.375% (g)(r)		8,965	8,718
Energy Transfer LP:
6.25% (g)(r)		40,712	36,425
6.625% (g)(r)		15,640	15,210
MPLX LP 6.875% (g)(r)		18,000	18,270
Repsol International Finance BV 4.247% (g)(r)	EUR	300	381
Summit Midstream Partners LP 9.5% (g)(r)		1,711	1,420
Total SA 2.125% (Reg. S) (g)(r)	EUR	2,922	3,309
			83,733
FINANCIALS - 3.6%
Banks - 3.2%
Bank of America Corp.:
5.2% (g)(r)		48,090	49,473
5.875% (g)(r)		60,475	69,023
6.25% (g)(r)		18,480	20,328
Citigroup, Inc.:
4.7% (g)(r)		8,755	8,952
5% (g)(r)		36,455	38,076
5.9% (g)(r)		25,875	26,975
5.95% (g)(r)		46,925	48,919
6.3% (g)(r)		4,120	4,448
Huntington Bancshares, Inc. 5.7% (g)(r)		7,660	7,844
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.4649% (g)(h)(r)		30,810	30,926
3 month U.S. LIBOR + 3.800% 3.9258% (g)(h)(r)		12,280	12,294
4% (g)(r)		19,100	19,181
4.6% (g)(r)		13,385	13,686
5% (g)(r)		18,675	19,492
6% (g)(r)		54,840	57,856
6.125% (g)(r)		12,865	13,846
6.75% (g)(r)		6,270	6,881
Wells Fargo & Co.:
5.875% (g)(r)		36,775	40,986
5.9% (g)(r)		46,445	49,986
			539,172
Capital Markets - 0.4%
Goldman Sachs Group, Inc.:
4.4% (g)(r)		4,530	4,683
4.95% (g)(r)		7,885	8,358
5% (g)(r)		50,754	51,262
			64,303
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(r)		1,056	85
TOTAL FINANCIALS			603,560
TOTAL PREFERRED SECURITIES (Cost $660,202)			687,293

Money Market Funds - 6.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (s)	1,005,291,828	1,005,493
Fidelity Securities Lending Cash Central Fund 0.06% (s)(t)	153,288,301	153,304
TOTAL MONEY MARKET FUNDS (Cost $1,158,754)		1,158,797

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $16,869,622)	17,512,685
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(658,667)
NET ASSETS - 100.0%	16,854,018

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
3.5% 10/1/51	(10,800)	(11,358)
3.5% 10/1/51	(10,800)	(11,358)
3.5% 10/1/51	(10,850)	(11,410)

TOTAL GINNIE MAE		(34,126)

Uniform Mortgage Backed Securities
2.5% 10/1/51	(1,800)	(1,856)
2.5% 10/1/51	(1,800)	(1,856)
2.5% 10/1/51	(450)	(464)
2.5% 10/1/51	(3,150)	(3,248)
2.5% 10/1/51	(3,950)	(4,073)
2.5% 10/1/51	(2,050)	(2,114)
3.5% 10/1/51	(2,300)	(2,434)
3.5% 10/1/51	(2,300)	(2,434)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(18,479)

TOTAL TBA SALE COMMITMENTS (Proceeds $52,593)		(52,605)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,601	Dec 2021	210,707	(3,226)	(3,226)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	998	Dec 2021	219,615	(142)	(142)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	404	Dec 2021	49,588	(364)	(364)

TOTAL FUTURES CONTRACTS					(3,732)
The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($) (000s)

EUR	10,273	USD	11,885	CIBC World Markets	10/01/21	15
EUR	29,894	USD	34,712	State Street Bank	10/01/21	(84)
CAD	33,272	USD	26,093	Hsbc Bank Plc	10/04/21	176
EUR	22,922	USD	26,905	Barclays Bank PLC	11/18/21	(330)
EUR	3,395	USD	3,989	Brown Brothers Harriman & Co.	11/18/21	(53)
EUR	6,218	USD	7,324	Hsbc Bank Plc	11/18/21	(115)
EUR	24,088	USD	28,222	Hsbc Bank Plc	11/18/21	(295)
EUR	17,517	USD	20,730	Morgan Stanley	11/18/21	(422)
EUR	3,387	USD	4,021	National Australia Bank	11/18/21	(94)
EUR	3,624	USD	4,231	National Australia Bank	11/18/21	(29)
EUR	14,977	USD	17,599	State Street Bank	11/18/21	(235)
GBP	2,923	USD	3,951	Morgan Stanley	11/18/21	(12)
USD	10,096	AUD	13,831	National Australia Bank	11/18/21	94
USD	6,683	AUD	9,205	State Street Bank	11/18/21	27
USD	162,699	CAD	203,995	BNP Paribas	11/18/21	1,652
USD	28,112	CAD	35,850	Hsbc Bank Plc	11/18/21	(190)
USD	149,173	EUR	127,085	Barclays Bank PLC	11/18/21	1,833
USD	12,952	EUR	11,185	CIBC World Markets	11/18/21	(16)
USD	3,741	EUR	3,154	CIBC World Markets	11/18/21	85
USD	40,785	EUR	34,375	Hsbc Bank Plc	11/18/21	932
USD	22,095	EUR	18,874	Hsbc Bank Plc	11/18/21	213
USD	150,222	EUR	127,975	JPMorgan Chase Bank, N.A.	11/18/21	1,850
USD	16,477	EUR	13,975	JPMorgan Chase Bank, N.A.	11/18/21	275
USD	400,551	EUR	341,268	Morgan Stanley	11/18/21	4,893
USD	15,620	EUR	13,323	Morgan Stanley	11/18/21	174
USD	200,298	EUR	170,634	Royal Bank Of Canada	11/18/21	2,469
USD	31,268	EUR	26,710	Royal Bank Of Canada	11/18/21	301
USD	19,897	EUR	16,803	State Street Bank	11/18/21	416
USD	34,789	EUR	29,933	State Street Bank	11/18/21	86
USD	110,007	GBP	79,643	Barclays Bank PLC	11/18/21	2,693
USD	25,988	GBP	19,020	CIBC World Markets	11/18/21	359
USD	180,349	JPY	19,961,515	JPMorgan Chase Bank, N.A.	11/18/21	935

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						17,603

Unrealized Appreciation						19,478
Unrealized Depreciation						(1,875)
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
1.25%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2026	5,740	(54)	0	(54)
1.75%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2031	2,212	(45)	0	(45)
2%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2051	408	(18)	0	(18)
TOTAL INTEREST RATE SWAPS							(117)	0	(117)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
USD	-	U.S. dollar

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,984,000 or 0.2% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,436,977,000 or 20.4% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Non-income producing - Security is in default.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,063,000.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $303,000.
(k)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $204,000.

(l)	Security or a portion of the security is on loan at period end.
(m)	Non-income producing
(n)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(o)	The coupon rate will be determined upon settlement of the loan after period end.
(p)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $952,000 and $958,000, respectively.

(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Security is perpetual in nature with no stated maturity date.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(t)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Chesapeake Energy Corp.	2/10/21	151
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 7/15/21	2,334
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 7/15/21	1,353
New Cotai LLC/New Cotai Capital Corp.	9/11/20	11,111
Southeastern Grocers, Inc.	6/01/18	4,108
Tricer Holdco SCA	10/16/09 - 12/30/17	6,909
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,100

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	449,606	4,276,321	3,720,436	356	2	-	1,005,493	1.5%
Fidelity Emerging Markets Debt Central Fund	2,402,741	277,597	43,967	77,532	(880)	(63,280)	2,572,211	93.7%
Fidelity Floating Rate Central Fund	1,336,213	133,494	7,000	42,025	19	25,787	1,488,513	53.7%
Fidelity Mortgage Backed Securities Central Fund	29	38,684	38,599	23	(92)	-	22	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	331	2,958,144	2,805,171	147	-	-	153,304	0.4%
Total	4,188,920	7,684,240	6,615,173	120,083	(951)	(37,493)	5,219,543

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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